Convertible Debentures (Details 1)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Derivative Liability One [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield		Nil
Risk-free interest rate		0.24%
Expected life		1 year
Expected volatility		90.00%